Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 32,747
Deferred tax liability	(32,747)
Deferred tax liability, net		$ (23,574)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32,099
Deferred tax liability, net	32,099	929
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	648
Deferred tax liability, net	648
Mining interests and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(28,399)
Deferred tax liability, net	(28,399)
Exploration and evaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(2,900)
Deferred tax liability, net	(2,900)
Other Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(1,448)
Deferred tax liability, net	$ (1,448)	$ (45)